VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Communication Services: 1.8%
7,200	(1)	AMC Entertainment Holdings, Inc.	$ 73,512	0.0
15,300	(2)	Cardlytics, Inc.	1,678,410	0.2
33,400	(2)	Cars.com, Inc.	432,864	0.1
37,300	(1)	Cinemark Holdings, Inc.	761,293	0.1
51,800	(2)	Fluent, Inc.	212,380	0.0
28,100		Gray Television, Inc.	517,040	0.1
91,200	(2)	IDT Corp.	2,066,592	0.3
36,133	(2)	Liberty Latin America Ltd.	469,006	0.1
39,800	(2)	Liberty Latin America Ltd. - Class A	510,634	0.1
343,700	(2)	Liberty TripAdvisor Holdings, Inc.	2,192,806	0.3
18,200		Meredith Corp.	541,996	0.1
22,500	(2)	Ooma, Inc.	356,625	0.0
21,400		Sinclair Broadcast Group, Inc.	626,164	0.1
35,600		Spok Holdings, Inc.	373,444	0.1
28,600	(2)	Yelp, Inc.	1,115,400	0.2
			11,928,166	1.8

		Consumer Discretionary: 10.8%
6,350		Aaron's Co., Inc./The	163,068	0.0
53,841		Acushnet Holdings Corp.	2,225,249	0.3
41,500	(2)	Adient plc	1,834,300	0.3
67,400	(2)	American Axle & Manufacturing Holdings, Inc.	651,084	0.1
13,700		Bed Bath & Beyond, Inc.	399,355	0.1
10,700		Big Lots, Inc.	730,810	0.1
35,900		Bloomin Brands, Inc.	971,095	0.1
6,300	(2)	Boyd Gaming Corp.	371,448	0.1
16,781	(2)	Bright Horizons Family Solutions, Inc.	2,877,102	0.4
17,500		Brinker International, Inc.	1,243,550	0.2
52,156		Brunswick Corp.	4,974,118	0.7
21,700	(2)	Caesars Entertainment, Inc.	1,897,665	0.3
28,602		Carter's, Inc.	2,543,576	0.4
21,100		Cooper Tire & Rubber Co.	1,181,178	0.2
27,300		Core-Mark Holding Co., Inc.	1,056,237	0.2
26,489	(2)	Coursera, Inc.	1,192,005	0.2
4,100	(2)	CROCS, Inc.	329,845	0.0
79,300		Dana, Inc.	1,929,369	0.3
10,850	(2)	Deckers Outdoor Corp.	3,585,057	0.5
4,000		Dillards, Inc.	386,280	0.1
8,000		Dine Brands Global, Inc.	720,240	0.1
13,000	(2)	Genesco, Inc.	617,500	0.1
5,400	(2)	G-III Apparel Group Ltd.	162,756	0.0
12,340	(2)	Groupon, Inc.	623,725	0.1
35,800		Guess?, Inc.	841,300	0.1
2,500	(2)	Helen of Troy Ltd.	526,650	0.1
20,600	(2)	Hibbett Sports, Inc.	1,419,134	0.2
15,300		Hooker Furniture Corp.	557,838	0.1
28,436		LCI Industries	3,761,514	0.6
3,500		Lear Corp.	634,375	0.1
69,549	(2)	Leslie's, Inc.	1,703,255	0.3
39,600		Lifetime Brands, Inc.	581,724	0.1
25,200		Macy's, Inc.	407,988	0.1
23,900	(2)	Magnite, Inc.	994,479	0.1
12,100	(2)	MarineMax, Inc.	597,256	0.1
8,000		Marriott Vacations Worldwide Corp.	1,393,440	0.2
19,943	(2)	Monarch Casino & Resort, Inc.	1,208,945	0.2
22,000		Movado Group, Inc.	625,900	0.1
31,780	(2)	National Vision Holdings, Inc.	1,392,917	0.2
17,096		ODP Corp./The	740,086	0.1
4,000	(2)	Overstock.com, Inc.	265,040	0.0
8,500		Patrick Industries, Inc.	722,500	0.1
17,292	(2)	Penn National Gaming, Inc.	1,812,893	0.3
31,873	(2)	Planet Fitness, Inc.	2,463,783	0.4
2,122		Pool Corp.	732,599	0.1
13,712	(1),(2)	PubMatic, Inc.	676,276	0.1
12,700	(2)	Purple Innovation, Inc.	401,955	0.1
3,100		RCI Hospitality Holdings, Inc.	197,129	0.0
41,000		Rent-A-Center, Inc.	2,364,060	0.3
9,400	(2)	Scientific Games Corp.	362,088	0.1
24,800	(2)	Signet Jewelers Ltd.	1,437,904	0.2
6,500	(2)	Sleep Number Corp.	932,685	0.1
20,400	(2)	Sonos, Inc.	764,388	0.1
5,900	(1),(2)	Stitch Fix, Inc.	292,286	0.0
21,436		Thor Industries, Inc.	2,888,287	0.4
14,822	(2)	ThredUp, Inc.	345,797	0.0
10,900	(2)	Tupperware Brands Corp.	287,869	0.0
12,700	(2)	Universal Electronics, Inc.	698,119	0.1
51,150	(2)	Vizio Holding Corp.	1,240,387	0.2
146,230		Wendy's Company	2,962,620	0.4
12,400	(2)	WW International, Inc.	387,872	0.1
15,900	(2)	Zumiez, Inc.	682,110	0.1
			72,972,060	10.8

		Consumer Staples: 4.3%
2,200		Andersons, Inc.	60,236	0.0
118,189	(2)	BJ's Wholesale Club Holdings, Inc.	5,301,959	0.8
6,300		Bunge Ltd.	499,401	0.1
15,980		Casey's General Stores, Inc.	3,454,716	0.5
23,900	(2)	Central Garden & Pet Co. - Class A - CENTA	1,240,171	0.2
700		Coca-Cola Consolidated, Inc.	202,146	0.0
41,400	(2)	Darling Ingredients, Inc.	3,046,212	0.5
23,900		Edgewell Personal Care Co.	946,440	0.1
2,600		Medifast, Inc.	550,732	0.1
153,673	(2)	Performance Food Group Co.	8,853,101	1.3
7,200		Pricesmart, Inc.	696,600	0.1
201,396		Primo Water Corp.	3,274,699	0.5
19,700	(2)	Rite Aid Corp.	403,062	0.1
1,600		Sanderson Farms, Inc.	249,248	0.0
4,500	(2)	Seneca Foods Corp.	211,905	0.0
			28,990,628	4.3

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 1.4%
41,200	(2)	Antero Resources Corp.	$ 420,240	0.1
9,000		Arch Resources, Inc.	374,400	0.1
57,200		Berry Corp.	315,172	0.1
26,000	(2)	ChampionX Corp.	564,980	0.1
16,700	(2)	CNX Resources Corp.	245,490	0.0
15,000		CVR Energy, Inc.	287,700	0.0
12,100	(2)	Green Plains, Inc.	327,547	0.1
12,100	(2)	Helix Energy Solutions Group, Inc.	61,105	0.0
66,000	(2)	Magnolia Oil & Gas Corp.	757,680	0.1
19,300		Matador Resources Co.	452,585	0.1
16,200	(2)	National Energy Services Reunited Corp.	200,394	0.0
44,700	(2)	NexTier Oilfield Solutions, Inc.	166,284	0.0
18,000	(2)	Oceaneering International, Inc.	205,560	0.0
30,200	(2)	Oil States International, Inc.	182,106	0.0
33,600		Ovintiv, Inc.	800,352	0.1
21,900	(2)	Par Pacific Holdings, Inc.	309,228	0.0
25,500		Patterson-UTI Energy, Inc.	181,815	0.0
26,900	(2)	PDC Energy, Inc.	925,360	0.1
11,500	(2)	ProPetro Holding Corp.	122,590	0.0
25,500	(2)	Renewable Energy Group, Inc.	1,684,020	0.3
1,300	(2)	REX American Resources Corp.	109,421	0.0
85,200	(2)	Select Energy Services, Inc.	424,296	0.1
36,500		Solaris Oilfield Infrastructure, Inc.	447,855	0.1
4,900	(2)	Talos Energy, Inc.	58,996	0.0
			9,625,176	1.4

		Financials: 16.8%
5,000	(2)	Ambac Financial Group, Inc.	83,700	0.0
16,800		American Equity Investment Life Holding Co.	529,704	0.1
8,082		Ameris Bancorp.	424,386	0.1
5,100		Apollo Commercial Real Estate Finance, Inc.	71,247	0.0
12,900		Ares Commercial Real Estate Corp.	176,988	0.0
7,700		Argo Group International Holdings Ltd.	387,464	0.1
3,300		Artisan Partners Asset Management, Inc.	172,161	0.0
63,483	(2)	AssetMark Financial Holdings, Inc.	1,481,693	0.2
12,400		Associated Banc-Corp.	264,616	0.0
35,400	(2)	Bancorp, Inc.	733,488	0.1
34,400		Bank of NT Butterfield & Son Ltd.	1,314,768	0.2
82,418		BankUnited, Inc.	3,622,271	0.5
5,300		Bar Harbor Bankshares	155,926	0.0
10,500		Blackstone Mortgage Trust, Inc.	325,500	0.1
50,100	(2)	Blucora, Inc.	833,664	0.1
22,700		Brightsphere Investment Group, Inc.	462,626	0.1
4,700	(2)	BRP Group, Inc.	128,075	0.0
7,100		Business First Bancshares, Inc.	169,903	0.0
2,200	(2)	California BanCorp	39,182	0.0
2,700	(2)	Capital Bancorp, Inc.	52,083	0.0
6,000		Capstar Financial Holdings, Inc.	103,500	0.0
6,000		Cathay General Bancorp.	244,680	0.0
1,300		CB Financial Services, Inc.	28,769	0.0
21,700		CNO Financial Group, Inc.	527,093	0.1
2,700		Cohen & Steers, Inc.	176,391	0.0
8,000		Colony Credit Real Estate, Inc.	68,160	0.0
37,484		Commerce Bancshares, Inc.	2,871,649	0.4
1,247		Community Trust Bancorp, Inc.	54,905	0.0
57,400		ConnectOne Bancorp, Inc.	1,455,090	0.2
26,900		Cowen, Inc.	945,535	0.1
24,240		Cullen/Frost Bankers, Inc.	2,636,342	0.4
26,400	(2)	Customers Bancorp, Inc.	840,048	0.1
16,500		Ellington Financial, Inc.	264,165	0.0
8,600	(2)	Enova International, Inc.	305,128	0.1
1,200		Enterprise Financial Services Corp.	59,328	0.0
1,700		ESSA Bancorp, Inc.	27,200	0.0
34,000		Essent Group Ltd.	1,614,660	0.2
36,700		Federated Hermes, Inc.	1,148,710	0.2
13,500		Financial Institutions, Inc.	408,915	0.1
131,700		First BanCorp. Puerto Rico	1,482,942	0.2
3,300		First Bank/Hamilton NJ	40,161	0.0
3,400		First Business Financial Services, Inc.	84,082	0.0
1,200		First Choice Bancorp	29,172	0.0
2,500		First Community Bancshares, Inc.	74,975	0.0
95,897		First Financial Bancorp.	2,301,528	0.4
102,967		First Hawaiian, Inc.	2,818,207	0.4
377,530		First Horizon Corp.	6,384,032	1.0
4,200		First Internet Bancorp	147,966	0.0
33,300		Flagstar Bancorp, Inc.	1,501,830	0.2
55,100		FNB Corp.	699,770	0.1
94,782	(2)	Focus Financial Partners, Inc.	3,944,827	0.6
1,300		FS Bancorp, Inc.	87,360	0.0
6,100		Granite Point Mortgage Trust, Inc.	73,017	0.0
1,900		Great Ajax Corp.	20,710	0.0
4,800		Great Southern Bancorp., Inc.	272,016	0.0
15,600	(2)	Green Dot Corp.	714,324	0.1
17,700		Hancock Whitney Corp.	743,577	0.1
24,950		Hanmi Financial Corp.	492,263	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
14,000		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$ 785,400	0.1
8,700		HBT Financial, Inc.	148,944	0.0
3,200		Heritage Insurance Holdings, Inc.	35,456	0.0
20,200		Hilltop Holdings, Inc.	689,426	0.1
7,000		HomeStreet, Inc.	308,490	0.1
1,700		Horace Mann Educators Corp.	73,457	0.0
6,500		Investar Holding Corp.	133,575	0.0
160,000		Investors Bancorp, Inc.	2,350,400	0.4
3,300		James River Group Holdings Ltd.	150,546	0.0
24,000		Kearny Financial Corp./MD	289,920	0.1
21,659		Kinsale Capital Group, Inc.	3,569,403	0.5
22,400		KKR Real Estate Finance Trust, Inc.	411,936	0.1
43,700		Ladder Capital Corp.	515,660	0.1
97,803		Lazard Ltd.	4,255,409	0.6
9,000		Luther Burbank Corp.	106,470	0.0
2,200		Meridian Corp.	57,200	0.0
2,800	(2)	Metropolitan Bank Holding Corp.	141,008	0.0
39,800		MGIC Investment Corp.	551,230	0.1
2,200		Mid Penn Bancorp, Inc.	58,982	0.0
1,300	(2)	MMA Capital Holdings, Inc.	29,653	0.0
59,929		Moelis & Co.	3,288,904	0.5
14,197		Morningstar, Inc.	3,194,893	0.5
30,700	(2)	Mr Cooper Group, Inc.	1,067,132	0.2
21,900		Navient Corp.	313,389	0.1
9,100		Nelnet, Inc.	661,934	0.1
7,100		New York Mortgage Trust, Inc.	31,737	0.0
8,700	(2)	NMI Holdings, Inc.	205,668	0.0
3,000		Northeast Bank	79,170	0.0
61,000		OceanFirst Financial Corp.	1,460,340	0.2
10,100		OP Bancorp	106,252	0.0
13,400	(2)	Oportun Financial Corp.	277,514	0.1
18,025		PacWest Bancorp	687,654	0.1
5,700		Peapack-Gladstone Financial Corp.	176,016	0.0
10,100		PennyMac Financial Services, Inc.	675,387	0.1
44,000		Pennymac Mortgage Investment Trust	862,400	0.1
3,600		Piper Sandler Cos	394,740	0.1
22,600		Popular, Inc.	1,589,232	0.2
6,500		ProAssurance Corp.	173,940	0.0
12,800		PROG Holdings, Inc.	554,112	0.1
19,100		Provident Bancorp, Inc.	275,040	0.0
58,100		Provident Financial Services, Inc.	1,294,468	0.2
39,500		Radian Group, Inc.	918,375	0.1
3,600		RBB Bancorp	72,972	0.0
78,900		Redwood Trust, Inc.	821,349	0.1
37,668		RLI Corp.	4,202,619	0.6
26,900	(2)	Select Bancorp, Inc.	297,783	0.1
2,300		Selective Insurance Group	166,842	0.0
87,534	(2)	Selectquote, Inc.	2,583,128	0.4
4,500		Shore Bancshares, Inc.	76,590	0.0
2,100		Sierra Bancorp.	56,280	0.0
22,882		Signature Bank	5,173,620	0.8
1,300		Standard AVB Financial Corp.	42,445	0.0
56,150		StepStone Group, Inc.	1,980,411	0.3
18,800		Sterling Bancorp	432,776	0.1
7,100		Stewart Information Services Corp.	369,413	0.1
18,250		Stifel Financial Corp.	1,169,095	0.2
16,700		Synovus Financial Corp.	764,025	0.1
26,300		TPG RE Finance Trust, Inc.	294,560	0.1
9,500		Two Harbors Investment Corp.	69,635	0.0
58,100		Umpqua Holdings Corp.	1,019,655	0.2
13,100		United Community Banks, Inc./GA	446,972	0.1
19,300		United Insurance Holdings Corp.	139,153	0.0
3,000		Virtus Investment Partners, Inc.	706,500	0.1
16,700		Walker & Dunlop, Inc.	1,715,758	0.3
51,516		Western Alliance Bancorp.	4,865,171	0.7
55,296		Wintrust Financial Corp.	4,191,437	0.6
30,700		Zions Bancorp NA	1,687,272	0.3
			113,418,795	16.8

		Health Care: 16.2%
29,267	(2)	Accuray, Inc.	144,872	0.0
103,400	(2)	AdaptHealth Corp.	3,800,984	0.6
7,100	(2)	Adaptive Biotechnologies Corp.	285,846	0.0
23,800	(2)	Akebia Therapeutics, Inc.	80,563	0.0
20,200	(1),(2)	Alector, Inc.	406,828	0.1
19,400	(1),(2)	Allogene Therapeutics, Inc.	684,820	0.1
27,000	(2)	Alphatec Holdings, Inc.	426,330	0.1
71,900	(2)	Amicus Therapeutics, Inc.	710,372	0.1
12,700	(2)	AMN Healthcare Services, Inc.	935,990	0.1
52,100	(2)	AnaptysBio, Inc.	1,122,755	0.2
27,316	(1),(2)	Angion Biomedica Corp.	493,600	0.1
15,600	(2)	Apollo Medical Holdings, Inc.	422,604	0.1
87,445	(2)	Apyx Medical Corp.	844,719	0.1
21,400	(2)	Arrowhead Pharmaceuticals, Inc.	1,419,034	0.2
700	(2)	Arvinas, Inc.	46,270	0.0
18,500	(2)	Assembly Biosciences, Inc.	85,100	0.0
3,600	(2)	Atara Biotherapeutics, Inc.	51,696	0.0
3,000	(2)	Bluebird Bio, Inc.	90,450	0.0
8,600	(2)	Blueprint Medicines Corp.	836,178	0.1
23,018	(2)	Bolt Biotherapeutics, Inc.	757,522	0.1
10,300	(2)	Bridgebio Pharma, Inc.	634,480	0.1
30,483	(2)	Cantel Medical Corp.	2,433,763	0.4
11,700	(2)	Cara Therapeutics, Inc.	254,007	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
11,600	(2)	CareDx, Inc.	$ 789,844	0.1
3,739	(2)	Catalent, Inc.	393,754	0.1
84,900	(2)	Catalyst Pharmaceuticals, Inc.	391,389	0.1
62,170	(1),(2)	Certara, Inc.	1,697,241	0.3
7,227		Chemed Corp.	3,323,119	0.5
25,960	(2)	Chinook Therapeutics, Inc.	403,418	0.1
26,200	(2)	Coherus Biosciences, Inc.	382,782	0.1
13,400	(2)	Concert Pharmaceuticals, Inc.	66,866	0.0
91,079	(2)	Covetrus, Inc.	2,729,638	0.4
64,000	(2)	Cross Country Healthcare, Inc.	799,360	0.1
35,600	(2)	Cutera, Inc.	1,069,780	0.2
38,048	(1),(2)	Decibel Therapeutics, Inc.	432,225	0.1
30,200	(2)	Dicerna Pharmaceuticals, Inc.	772,214	0.1
631,900	(2)	Durect Corp.	1,251,162	0.2
65,545		Encompass Health Corp.	5,368,135	0.8
198,900	(2)	Endo International PLC	1,473,849	0.2
72,167	(2)	Envista Holdings Corp.	2,944,414	0.4
10,100	(1),(2)	Esperion Therapeutics, Inc.	283,305	0.0
19,400	(2)	Fate Therapeutics, Inc.	1,599,530	0.2
8,700	(2)	FibroGen, Inc.	301,977	0.0
5,700	(1),(2)	Gritstone Oncology, Inc.	53,751	0.0
18,900	(2)	Hanger, Inc.	431,298	0.1
47,461	(2)	HealthEquity, Inc.	3,227,348	0.5
42,900	(2)	Heron Therapeutics, Inc.	695,409	0.1
15,600	(2)	Homology Medicines, Inc.	146,796	0.0
27,100	(2)	Horizon Therapeutics Plc	2,494,284	0.4
19,096	(2)	ICU Medical, Inc.	3,923,082	0.6
17,100	(2)	Inogen, Inc.	898,092	0.1
18,400	(2)	Insmed, Inc.	626,704	0.1
3,300	(2)	Inspire Medical Systems, Inc.	683,067	0.1
38,400	(2)	Intersect ENT, Inc.	801,792	0.1
60,900		Invacare Corp.	488,418	0.1
7,700	(1),(2)	Invitae Corp.	294,217	0.0
16,400	(2)	Jounce Therapeutics, Inc.	168,428	0.0
28,200	(1),(2)	Kronos Bio, Inc.	825,414	0.1
2,500	(2)	Kura Oncology, Inc.	70,675	0.0
52,827	(1),(2)	Landos Biopharma, Inc.	508,724	0.1
195,000	(2)	Lannett Co., Inc.	1,029,600	0.2
2,000	(2)	LHC Group, Inc.	382,420	0.1
46,081	(1),(2)	Lucira Health, Inc.	557,580	0.1
8,000	(2)	Mednax, Inc.	203,760	0.0
13,900	(2)	MeiraGTx Holdings plc	200,577	0.0
8,400	(2)	ModivCare, Inc.	1,244,208	0.2
52,367	(2)	Molecular Templates, Inc.	660,872	0.1
12,352	(2)	Molina Healthcare, Inc.	2,887,404	0.4
244,700	(2)	Mustang Bio, Inc.	812,404	0.1
4,598	(2)	Myriad Genetics, Inc.	139,326	0.0
9,500	(2)	Natera, Inc.	964,630	0.1
17,900		National Healthcare Corp.	1,394,589	0.2
15,700	(2)	Natus Medical, Inc.	402,077	0.1
29,600	(2)	NextGen Healthcare, Inc.	535,760	0.1
26,900	(2)	NGM Biopharmaceuticals, Inc.	781,983	0.1
7,250	(2)	Novavax, Inc.	1,314,498	0.2
5,300	(2)	NuVasive, Inc.	347,468	0.1
2,800	(2)	Omnicell, Inc.	363,636	0.1
5,100	(2)	Option Care Health, Inc.	90,474	0.0
139,992	(2)	Ortho Clinical Diagnostics Holdings PLC	2,701,146	0.4
32,500	(2)	Orthofix Medical, Inc.	1,408,875	0.2
6,800	(2)	Outset Medical, Inc.	369,852	0.1
51,200		Owens & Minor, Inc.	1,924,608	0.3
34,200	(2)	Pacific Biosciences of California, Inc.	1,139,202	0.2
37,800	(2)	Personalis, Inc.	930,258	0.1
7,100		Phibro Animal Health Corp.	173,240	0.0
69,331		Premier, Inc.	2,346,854	0.4
54,136	(2)	Progyny, Inc.	2,409,593	0.4
2,100	(2)	Radius Health, Inc.	43,806	0.0
3,600	(2)	Revance Therapeutics, Inc.	100,620	0.0
6,300	(2)	REVOLUTION Medicines, Inc.	289,044	0.0
10,500	(2)	Rhythm Pharmaceuticals, Inc.	223,335	0.0
8,600	(2)	Sage Therapeutics, Inc.	643,710	0.1
34,501	(1),(2)	Sana Biotechnology, Inc.	1,154,748	0.2
20,300	(2)	Sarepta Therapeutics, Inc.	1,512,959	0.2
10,500	(1),(2)	Schrodinger, Inc./United States	801,045	0.1
13,708	(1),(2)	Seer, Inc.	685,674	0.1
49,000	(2)	Select Medical Holdings Corp.	1,670,900	0.2
25,300	(2)	SI-BONE, Inc.	804,793	0.1
39,749	(2)	Signify Health, Inc.	1,163,056	0.2
26,900	(1),(2)	Spruce Biosciences, Inc.	446,540	0.1
25,900	(2)	Surgery Partners, Inc.	1,146,334	0.2
4,800	(2)	Sutro Biopharma, Inc.	109,248	0.0
54,540	(2)	Syneos Health, Inc.	4,136,859	0.6
99,300	(2)	Syros Pharmaceuticals, Inc.	742,764	0.1
4,159	(1),(2)	Talis Biomedical Corp.	53,443	0.0
9,800	(2)	TCR2 Therapeutics, Inc.	216,384	0.0
25,200	(2)	Tenet Healthcare Corp.	1,310,400	0.2
68,300	(2)	TherapeuticsMD, Inc.	91,522	0.0
5,100	(2)	Tivity Health, Inc.	113,832	0.0
38,800	(2)	Translate Bio, Inc.	639,812	0.1
6,700	(2)	Twist Bioscience Corp.	829,862	0.1
26,500	(2)	Vir Biotechnology, Inc.	1,358,655	0.2
9,124	(1),(2)	VYNE Therapeutics, Inc.	62,454	0.0
66,200	(2)	WaVe Life Sciences Ltd.	371,382	0.1
7,900	(2)	Xencor, Inc.	340,174	0.1
1,400	(1),(2)	Y-mAbs Therapeutics, Inc.	42,336	0.0
16,400	(1),(2)	Zogenix, Inc.	320,128	0.0
28,949	(1),(2)	Zynerba Pharmaceuticals, Inc.	134,613	0.0
			109,057,610	16.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 20.5%
24,100		AAR Corp.	$ 1,003,765	0.2
35,400		ABM Industries, Inc.	1,805,754	0.3
50,050		ACCO Brands Corp.	422,422	0.1
3,800		Advanced Drainage Systems, Inc.	392,882	0.1
2,700		Aerojet Rocketdyne Holdings, Inc.	126,792	0.0
43,425		Alaska Air Group, Inc.	3,005,444	0.4
1,500		Albany International Corp.	125,205	0.0
4,700		Allegiant Travel Co.	1,147,082	0.2
57,245		Altra Industrial Motion Corp.	3,166,793	0.5
42,089		Applied Industrial Technologies, Inc.	3,837,254	0.6
48,400		ArcBest Corp.	3,405,908	0.5
40,600		Argan, Inc.	2,166,010	0.3
22,900	(2)	Astronics Corp.	413,116	0.1
40,000	(2)	Atkore, Inc.	2,876,000	0.4
800	(2)	Atlas Air Worldwide Holdings, Inc.	48,352	0.0
8,900		Barnes Group, Inc.	440,906	0.1
18,900		Barrett Business Services, Inc.	1,301,454	0.2
23,000	(2)	Beacon Roofing Supply, Inc.	1,203,360	0.2
35,700	(2)	Bloom Energy Corp.	965,685	0.1
12,500		Boise Cascade Co.	747,875	0.1
51,644		Brady Corp.	2,760,372	0.4
7,000		Brink's Co.	554,610	0.1
54,018	(2)	Builders FirstSource, Inc.	2,504,815	0.4
7,700		CAI International, Inc.	350,504	0.1
53,500	(2)	Casella Waste Systems, Inc.	3,400,995	0.5
2,800	(2)	CIRCOR International, Inc.	97,496	0.0
14,100		Columbus McKinnon Corp.	743,916	0.1
18,000		Comfort Systems USA, Inc.	1,345,860	0.2
31,000	(2)	Cornerstone Building Brands, Inc.	434,930	0.1
65,600		Costamare, Inc.	631,072	0.1
35,072		Douglas Dynamics, Inc.	1,618,573	0.2
81,305	(2)	Driven Brands Holdings, Inc.	2,066,773	0.3
6,500	(2)	Ducommun, Inc.	390,000	0.1
5,300	(2)	Echo Global Logistics, Inc.	166,473	0.0
11,500		EMCOR Group, Inc.	1,289,840	0.2
10,442		Fortune Brands Home & Security, Inc.	1,000,552	0.1
5,100	(2)	FuelCell Energy, Inc.	73,491	0.0
114,737	(2)	Gates Industrial Corp. PLC	1,834,645	0.3
2,300	(2)	Generac Holdings, Inc.	753,135	0.1
5,100	(2)	Gibraltar Industries, Inc.	466,701	0.1
30,300	(2)	GMS, Inc.	1,265,025	0.2
57,200	(2)	Great Lakes Dredge & Dock Corp.	833,976	0.1
125,054	(2)	Hayward Holdings, Inc.	2,110,912	0.3
16,900		Heidrick & Struggles International, Inc.	603,668	0.1
24,100	(2)	Herc Holdings, Inc.	2,442,053	0.4
11,900		Herman Miller, Inc.	489,685	0.1
11,200		HNI Corp.	443,072	0.1
23,700	(2)	HUB Group, Inc.	1,594,536	0.2
73,999	(2)	IAA, Inc.	4,080,305	0.6
11,800		KAR Auction Services, Inc.	177,000	0.0
48,200		KBR, Inc.	1,850,398	0.3
8,100		Kelly Services, Inc.	180,387	0.0
12,100		Kforce, Inc.	648,560	0.1
75,285		Knight-Swift Transportation Holdings, Inc.	3,620,456	0.5
43,900		Knoll, Inc.	724,789	0.1
47,200		Korn Ferry	2,943,864	0.4
18,753		Landstar System, Inc.	3,095,370	0.5
41,484		Lincoln Electric Holdings, Inc.	5,100,043	0.8
25,200	(2)	Manitowoc Co., Inc./The	519,624	0.1
21,100	(2)	Mastec, Inc.	1,977,070	0.3
19,800	(2)	Meritor, Inc.	582,516	0.1
2,500		Moog, Inc.	207,875	0.0
30,371		MSA Safety, Inc.	4,556,257	0.7
5,700		Mueller Industries, Inc.	235,695	0.0
6,556		Nordson Corp.	1,302,546	0.2
56,600	(2)	NOW, Inc.	571,094	0.1
2,900		Park-Ohio Holdings Corp.	91,321	0.0
4,200	(2)	Plug Power, Inc.	150,528	0.0
3,800		Powell Industries, Inc.	128,706	0.0
26,400		Primoris Services Corp.	874,632	0.1
14,600		Quanex Building Products Corp.	382,958	0.1
24,267	(2)	RBC Bearings, Inc.	4,775,018	0.7
9,700	(2)	Resideo Technologies, Inc.	274,025	0.0
59,383	(2)	Shoals Technologies Group, Inc.	2,065,341	0.3
18,600	(2)	SP Plus Corp.	609,894	0.1
43,200		Steelcase, Inc.	621,648	0.1
42,477	(2)	Stericycle, Inc.	2,867,622	0.4
35,800	(2)	Sterling Construction Co., Inc.	830,560	0.1
24,000	(2)	Sunrun, Inc.	1,451,520	0.2
9,800	(2)	Team, Inc.	112,994	0.0
50,100		Terex Corp.	2,308,107	0.3
65,489		Toro Co.	6,754,535	1.0
10,000	(2)	TriNet Group, Inc.	779,600	0.1
8,400		Triumph Group, Inc.	154,392	0.0
26,800	(2)	TrueBlue, Inc.	590,136	0.1
23,900	(2)	Tutor Perini Corp.	452,905	0.1
4,000		UFP Industries, Inc.	303,360	0.0
8,212		Unifirst Corp.	1,837,107	0.3
6,200	(2)	Upwork, Inc.	277,574	0.0
1,200	(2)	Vectrus, Inc.	64,128	0.0
6,900	(2)	Veritiv Corp.	293,526	0.0
178,636	(2)	Welbilt, Inc.	2,902,835	0.4
35,300	(2)	Wesco International, Inc.	3,054,509	0.5
213,426	(2)	WillScot Mobile Mini Holdings Corp.	5,922,571	0.9
32,726		Woodward, Inc.	3,947,737	0.6
			138,123,377	20.5

		Information Technology: 12.2%
6,900	(2)	3D Systems Corp.	189,336	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,300	(2)	8x8, Inc.	$ 107,052	0.0
3,600	(2)	ACI Worldwide, Inc.	136,980	0.0
10,300		Advanced Energy Industries, Inc.	1,124,451	0.2
66,175	(1),(2)	Allegro MicroSystems, Inc.	1,677,536	0.3
46,200	(2)	Alpha & Omega Co.	1,510,740	0.2
4,100	(2)	Ambarella, Inc.	411,599	0.1
55,700		Amkor Technology, Inc.	1,320,647	0.2
2,100	(1),(2)	Appian Corp.	279,195	0.0
24,400	(2)	Asana, Inc.	697,352	0.1
23,258	(2)	Aspen Technology, Inc.	3,356,827	0.5
50,800	(2)	Avaya Holdings Corp.	1,423,924	0.2
21,400	(2)	Avid Technology, Inc.	451,754	0.1
23,563		Badger Meter, Inc.	2,193,009	0.3
25,400		Bel Fuse, Inc.	505,206	0.1
57,000		Benchmark Electronics, Inc.	1,762,440	0.3
16,000	(1)	Bentley Systems, Inc.	750,880	0.1
5,000	(2)	Blackline, Inc.	542,000	0.1
4,770	(2),(3)	BM Technologies, Inc.	52,792	0.0
2,600	(2)	Cerence, Inc.	234,134	0.0
25,494		CMC Materials, Inc.	4,507,084	0.7
16,800	(2)	Cognyte Software Ltd.	467,208	0.1
47,100	(2)	Cornerstone OnDemand, Inc.	2,052,618	0.3
52,700	(2)	Diebold Nixdorf, Inc.	744,651	0.1
20,853	(2)	DigitalOcean Holdings, Inc.	878,537	0.1
26,297	(2)	Duck Creek Technologies, Inc.	1,187,047	0.2
104,100	(2)	eGain Corp.	987,909	0.2
42,819	(2)	Envestnet, Inc.	3,092,816	0.5
106,500	(2)	Extreme Networks, Inc.	931,875	0.1
12,800	(2)	Fabrinet	1,156,992	0.2
33,700	(2)	GSI Technology, Inc.	225,453	0.0
26,754	(2)	Guidewire Software, Inc.	2,719,009	0.4
14,100	(2)	Ichor Holdings Ltd.	758,580	0.1
18,500	(2)	II-VI, Inc.	1,264,845	0.2
3,100	(2)	Itron, Inc.	274,815	0.0
13,500	(2)	j2 Global, Inc.	1,618,110	0.2
4,300	(1),(2)	JFrog Ltd.	190,791	0.0
4,575	(2)	Kimball Electronics, Inc.	118,035	0.0
54,342	(2)	Medallia, Inc.	1,515,598	0.2
2,525	(1),(2)	MicroStrategy, Inc.	1,713,970	0.3
3,800	(2)	Model N, Inc.	133,874	0.0
16,412	(2)	nCino, Inc.	1,095,009	0.2
77,919	(2)	nLight, Inc.	2,524,576	0.4
21,262	(2)	Novanta, Inc.	2,804,245	0.4
27,600		PCTEL, Inc.	191,820	0.0
10,700	(2)	PDF Solutions, Inc.	190,246	0.0
62,453		Power Integrations, Inc.	5,088,671	0.8
40,932	(2)	Q2 Holdings, Inc.	4,101,386	0.6
8,300	(2)	Rambus, Inc.	161,352	0.0
10,400	(2)	SailPoint Technologies Holding, Inc.	526,656	0.1
29,700	(2)	Sanmina Corp.	1,228,986	0.2
28,700	(2)	Scansource, Inc.	859,565	0.1
7,100	(2)	Semtech Corp.	489,900	0.1
22,500	(2)	SMART Global Holdings, Inc.	1,035,450	0.2
10,200	(2)	Sprout Social, Inc.	589,152	0.1
800	(2)	SPS Commerce, Inc.	79,448	0.0
38,700	(1),(2)	SunPower Corp.	1,294,515	0.2
37,700	(2)	Super Micro Computer, Inc.	1,472,562	0.2
22,300		TTEC Holdings, Inc.	2,240,035	0.3
16,400	(2)	Ultra Clean Holdings, Inc.	951,856	0.1
37,700	(2)	Unisys Corp.	958,334	0.2
26,455	(2)	Viant Technology, Inc.	1,399,205	0.2
46,800		Vishay Intertechnology, Inc.	1,126,944	0.2
21,400	(2)	Vishay Precision Group, Inc.	659,334	0.1
20,532	(2)	WEX, Inc.	4,295,705	0.6
1,600	(2)	Workiva, Inc.	141,216	0.0
85,400	(2)	Zuora, Inc.	1,263,920	0.2
			82,037,759	12.2

		Materials: 5.3%
29,000	(2)	Alcoa Corp.	942,210	0.1
32,400	(2)	Allegheny Technologies, Inc.	682,344	0.1
52,630		Aptargroup, Inc.	7,456,092	1.1
19,900	(2)	Arconic Corp.	505,261	0.1
28,400		Avient Corp.	1,342,468	0.2
5,000		Carpenter Technology Corp.	205,750	0.0
73,500	(1)	Cleveland-Cliffs, Inc.	1,478,085	0.2
11,500	(2)	Coeur Mining, Inc.	103,845	0.0
26,800		Commercial Metals Co.	826,512	0.1
9,645		Crown Holdings, Inc.	935,951	0.1
18,100		Domtar Corp.	668,795	0.1
3,400	(2)	Forterra, Inc.	79,050	0.0
79,654	(2)	GCP Applied Technologies, Inc.	1,954,709	0.3
4,600		Glatfelter Corp.	78,890	0.0
31,000		Hecla Mining Co.	176,390	0.0
9,200	(2)	Ingevity Corp.	694,876	0.1
3,600		Kaiser Aluminum Corp.	397,800	0.1
30,000	(2)	Koppers Holdings, Inc.	1,042,800	0.2
3,100	(2)	Kraton Corp.	113,429	0.0
27,900		Louisiana-Pacific Corp.	1,547,334	0.2
4,000		Minerals Technologies, Inc.	301,280	0.0
4,400		Myers Industries, Inc.	86,944	0.0
4,500		Neenah, Inc.	231,210	0.0
38,900		O-I Glass, Inc.	573,386	0.1
21,300		Orion Engineered Carbons SA	420,036	0.1
120,197		Pactiv Evergreen, Inc.	1,651,507	0.3
104,973		PQ Group Holdings, Inc.	1,753,049	0.3
14,809		Quaker Chemical Corp.	3,609,990	0.5
37,900		Schweitzer-Mauduit International, Inc.	1,855,963	0.3
6,800	(2)	Summit Materials, Inc.	190,536	0.0
82,300		SunCoke Energy, Inc.	576,923	0.1
10,400		Trinseo SA	662,168	0.1
75,700		Tronox Holdings PLC	1,385,310	0.2
7,700	(2)	US Concrete, Inc.	564,564	0.1
21,500		Verso Corp.	313,685	0.1
33,500		Warrior Met Coal, Inc.	573,855	0.1
1,100		Worthington Industries, Inc.	73,799	0.0
			36,056,796	5.3

		Real Estate: 6.0%
9,200		Acadia Realty Trust	174,524	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
2,200		Agree Realty Corp.	$ 148,082	0.0
19,000		Alexander & Baldwin, Inc.	319,010	0.1
4,500		American Assets Trust, Inc.	145,980	0.0
57,104		American Campus Communities, Inc.	2,465,180	0.4
19,400		American Finance Trust, Inc.	190,508	0.0
35,300		Armada Hoffler Properties, Inc.	442,662	0.1
22,800		Broadstone Net Lease, Inc.	417,240	0.1
3,600		BRT Apartments Corp.	60,624	0.0
4,400		CareTrust REIT, Inc.	102,454	0.0
23,100		CatchMark Timber Trust, Inc.	235,158	0.0
3,600		Centerspace	244,800	0.0
4,500		Chatham Lodging Trust	59,220	0.0
53,200		City Office REIT, Inc.	564,984	0.1
53,200	(1)	Colony Capital, Inc.	344,736	0.1
4,600		Columbia Property Trust, Inc.	78,660	0.0
2,800		Community Healthcare Trust, Inc.	129,136	0.0
4,400		CorePoint Lodging, Inc.	39,732	0.0
13,456		Cousins Properties, Inc.	475,670	0.1
108,817		CubeSmart	4,116,547	0.6
169,385	(1),(2)	Cushman & Wakefield PLC	2,764,363	0.4
33,600	(2)	DiamondRock Hospitality Co.	346,080	0.1
33,604		EastGroup Properties, Inc.	4,814,781	0.7
15,900		Essential Properties Realty Trust, Inc.	362,997	0.1
8,600	(1),(2)	eXp World Holdings, Inc.	391,730	0.1
13,775		First Industrial Realty Trust, Inc.	630,757	0.1
20,500		Four Corners Property Trust, Inc.	561,700	0.1
2,700		Getty Realty Corp.	76,464	0.0
20,500		Gladstone Commercial Corp.	400,980	0.1
3,200		Global Medical REIT, Inc.	41,952	0.0
36,700		Global Net Lease, Inc.	662,802	0.1
9,700		Healthcare Realty Trust, Inc.	294,104	0.0
2,000		Highwoods Properties, Inc.	85,880	0.0
2,400	(1)	Innovative Industrial Properties, Inc.	432,384	0.1
1,253	(2)	Jones Lang LaSalle, Inc.	224,337	0.0
10,100		Kite Realty Group Trust	194,829	0.0
800		National Health Investors, Inc.	57,824	0.0
82,541		National Retail Properties, Inc.	3,637,582	0.5
66,000		New Senior Investment Group, Inc.	411,180	0.1
137,559		Outfront Media, Inc.	3,002,913	0.5
14,800		Physicians Realty Trust	261,516	0.0
13,500		Piedmont Office Realty Trust, Inc.	234,495	0.0
24,400		Plymouth Industrial REIT, Inc.	411,140	0.1
14,900		PotlatchDeltic Corp.	788,508	0.1
4,800		QTS Realty Trust, Inc.	297,792	0.0
73,100	(2)	Realogy Holdings Corp.	1,106,003	0.2
15,100		Retail Opportunity Investments Corp.	239,637	0.0
55,600		Retail Properties of America, Inc.	582,688	0.1
8,689		Retail Value, Inc.	162,571	0.0
2,500		RMR Group, Inc.	102,025	0.0
29,655		Ryman Hospitality Properties	2,298,559	0.3
29,300		Sabra Healthcare REIT, Inc.	508,648	0.1
8,000		Service Properties Trust	94,880	0.0
19,300		SITE Centers Corp.	261,708	0.0
29,000		STAG Industrial, Inc.	974,690	0.2
9,100		Summit Hotel Properties, Inc.	92,456	0.0
72,903		Sunstone Hotel Investors, Inc.	908,372	0.1
3,900		UMH Properties, Inc.	74,763	0.0
12,700		Urban Edge Properties	209,804	0.0
50,000		Xenia Hotels & Resorts, Inc.	975,000	0.2
			40,735,801	6.0

		Utilities: 2.1%
9,600		ALLETE, Inc.	645,024	0.1
5,800		Black Hills Corp.	387,266	0.1
4,200		Chesapeake Utilities Corp.	487,536	0.1
33,300		Clearway Energy, Inc.-Class A	882,783	0.1
29,700		Clearway Energy, Inc.-Class C	835,758	0.1
1,600		Consolidated Water Co., Ltd.	21,520	0.0
5,100		Genie Energy Ltd.	32,334	0.0
4,100		Idacorp, Inc.	409,877	0.1
8,600		New Jersey Resources Corp.	342,882	0.1
4,800		Northwest Natural Holding Co.	258,960	0.0
56,405		NorthWestern Corp.	3,677,606	0.5
75,157		Portland General Electric Co.	3,567,703	0.5
9,300		Southwest Gas Holdings, Inc.	639,003	0.1
62,700	(1)	Spark Energy, Inc.	669,636	0.1
7,200		Spire, Inc.	532,008	0.1
19,300	(2)	Sunnova Energy International, Inc.	787,826	0.1
7,044		Vistra Corp.	124,538	0.0
			14,302,260	2.1

	Total Common Stock
	(Cost $482,809,972)		657,248,428	97.4

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
RIGHTS: –%
		Health Care: –%
28,260	(2),(3),(4)	Aduro Biotech, Inc. - CVR	$–	–

	Total Rights
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $482,809,972)		657,248,428	97.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
		Repurchase Agreements: 2.2%
3,437,000	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $3,437,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,505,740, due 04/15/21-02/20/71)	3,437,000	0.5
3,437,041	(5)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $3,437,042, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $3,505,782, due 05/15/23-09/15/57)	3,437,041	0.5
1,105,346	(5)	Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/21, 0.00%, due 04/01/21 (Repurchase Amount $1,105,346, collateralized by various U.S. Government Agency Obligations, 1.500%-8.000%, Market Value plus accrued interest $1,127,453, due 09/01/21-04/01/51)	1,105,346	0.2
1,248,997	(5)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,248,999, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,273,977, due 07/01/22-03/01/51)	1,248,997	0.2
1,232,219	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $1,232,220, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $1,256,865, due 06/01/21-02/20/71)	1,232,219	0.2
1,413,593	(5)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,413,595, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $1,446,041, due 01/31/22-02/15/41)	1,413,593	0.2
2,892,861	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $2,892,868, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,950,728, due 07/15/23-02/15/48)	2,892,861	0.4

	Total Repurchase Agreements
	(Cost $14,767,057)		14,767,057	2.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
20,322,452	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $20,322,452)	$20,322,452	3.0

	Total Short-Term Investments
	(Cost $35,089,509)	35,089,509	5.2

	Total Investments in Securities (Cost $517,899,481)	$692,337,937	102.6
	Liabilities in Excess of Other Assets	(17,364,117)	(2.6)
	Net Assets	$674,973,820	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $52,792 or 0.0% of net assets. Please refer to the table below for additional details.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$11,928,166	$–	$–	$11,928,166
Consumer Discretionary	72,972,060	–	–	72,972,060
Consumer Staples	28,990,628	–	–	28,990,628
Energy	9,625,176	–	–	9,625,176
Financials	113,418,795	–	–	113,418,795
Health Care	109,057,610	–	–	109,057,610
Industrials	138,123,377	–	–	138,123,377
Information Technology	81,984,967	52,792	–	82,037,759
Materials	36,056,796	–	–	36,056,796
Real Estate	40,735,801	–	–	40,735,801
Utilities	14,302,260	–	–	14,302,260
Total Common Stock	657,195,636	52,792	–	657,248,428
Rights	–	–	–	–
Short-Term Investments	20,322,452	14,767,057	–	35,089,509
Total Investments, at fair value	$677,518,088	$14,819,849	$–	$692,337,937

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Liabilities Table
Other Financial Instruments+
Futures	$(254,502)	$–	$–	$(254,502)
Total Liabilities	$(254,502)	$–	$–	$(254,502)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
BM Technologies, Inc.	12/17/2020	59,625	52,792
		$59,625	$52,792

At March 31, 2021, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	31	06/18/21	$3,444,875	$(254,502)
			$3,444,875	$(254,502)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $526,769,381.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$187,163,634
Gross Unrealized Depreciation	(21,849,580)

Net Unrealized Appreciation	$165,314,054